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                                                             File Nos. 33-13179
                                                                      811-05099

      As filed with the Securities and Exchange Commission on May 7, 2012

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                     Pre-Effective Amendment No. ___                       [ ]

                     Post-Effective Amendment No. 39                       [X]

                                 and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                            Amendment No. 40                               [X]

                       (Check appropriate box or boxes)

                          PIONEER MONEY MARKET TRUST
              (Exact Name of Registrant as Specified in Charter)

                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Secretary, Pioneer Money Market Trust
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

       [X] immediately upon filing pursuant to paragraph (b)

       [ ] on [date] pursuant to paragraph (b)

       [ ] 60 days after filing pursuant to paragraph (a)(1)

       [ ] on [date] pursuant to paragraph (a)(1)

       [ ] 75 days after filing pursuant to paragraph (a)(2)

       [ ] on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

       ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of May, 2012.

                                              PIONEER MONEY MARKET TRUST

                                          By: /s/ Daniel K. Kingsbury
                                              -------------------------
                                              Daniel K. Kingsbury
                                              Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 7, 2012:

               Signature                                Title

 John F. Cogan, Jr.*                    Chairman of the Board, President
 John F. Cogan, Jr.                     (Principal Executive Officer) and
                                        Trustee

 Mark E. Bradley*                       Treasurer (Principal Financial and
 Mark E. Bradley                        Accounting Officer)

 David R. Bock*                         Trustee
 David R. Bock

 Mary K. Bush*                          Trustee
 Mary K. Bush

 John F. Cogan, Jr.*                    Trustee
 John F. Cogan, Jr.

 Benjamin M. Friedman*                  Trustee
 Benjamin M. Friedman

 Margaret B. W. Graham*                 Trustee
 Margaret B. W. Graham

 /s/ Daniel K. Kingsbury                Trustee
 -------------------------
 Daniel K. Kingsbury

 Thomas J. Perna*                       Trustee
 Thomas J. Perna

 Marguerite A. Piret*                   Trustee
 Marguerite A. Piret

 *By: /s/ Daniel K. Kingsbury           Dated: May 7, 2012
      -------------------------
      Daniel K. Kingsbury
      Attorney-in-Fact


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                                 EXHIBIT INDEX

  Exhibit No.     Description

  EX-101.INS      XBRL Instance Document
  EX-101.SCH      XBRL Taxonomy Extension Schema Document
  EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase
  EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase
  EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase
  EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase